Shareholder Report, Holdings (Details)	Jun. 30, 2024
Syntax Stratified LargeCap ETF [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Syntax Stratified LargeCap ETF [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Syntax Stratified LargeCap ETF [Member] | Tjx Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Syntax Stratified LargeCap ETF [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Syntax Stratified LargeCap ETF [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Syntax Stratified LargeCap ETF [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Syntax Stratified LargeCap ETF [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Syntax Stratified LargeCap ETF [Member] | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Syntax Stratified LargeCap ETF [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Syntax Stratified LargeCap ETF [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Syntax Stratified LargeCap ETF [Member] | Consumer [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Syntax Stratified LargeCap ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Syntax Stratified LargeCap ETF [Member] | Health Cares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Syntax Stratified LargeCap ETF [Member] | Info Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Syntax Stratified LargeCap ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Syntax Stratified LargeCap ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Syntax Stratified LargeCap ETF [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Syntax Stratified LargeCap ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Syntax Stratified LargeCap ETF [Member] | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Syntax Stratified MidCap ETF [Member] | Coty Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Syntax Stratified MidCap ETF [Member] | Scotts Miracle Gro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Syntax Stratified MidCap ETF [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Syntax Stratified MidCap ETF [Member] | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Syntax Stratified MidCap ETF [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Syntax Stratified MidCap ETF [Member] | Iridium Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Syntax Stratified MidCap ETF [Member] | Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Syntax Stratified MidCap ETF [Member] | Ziff Davis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Syntax Stratified MidCap ETF [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Syntax Stratified MidCap ETF [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Syntax Stratified MidCap ETF [Member] | Consumer [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Syntax Stratified MidCap ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Syntax Stratified MidCap ETF [Member] | Health Cares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Syntax Stratified MidCap ETF [Member] | Info Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Syntax Stratified MidCap ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Syntax Stratified MidCap ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Syntax Stratified MidCap ETF [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Syntax Stratified MidCap ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Syntax Stratified MidCap ETF [Member] | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Syntax Stratified SmallCap ETF [Member] | Vericel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
Syntax Stratified SmallCap ETF [Member] | Alarmcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Syntax Stratified SmallCap ETF [Member] | A10 Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Syntax Stratified SmallCap ETF [Member] | Embecta Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Syntax Stratified SmallCap ETF [Member] | Tandem Diabetes Care Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Syntax Stratified SmallCap ETF [Member] | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Syntax Stratified SmallCap ETF [Member] | Harmonic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Syntax Stratified SmallCap ETF [Member] | Plexus Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Syntax Stratified SmallCap ETF [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Syntax Stratified SmallCap ETF [Member] | Calix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Syntax Stratified SmallCap ETF [Member] | Consumer [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Syntax Stratified SmallCap ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Syntax Stratified SmallCap ETF [Member] | Health Cares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Syntax Stratified SmallCap ETF [Member] | Info Tools [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Syntax Stratified SmallCap ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Syntax Stratified SmallCap ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Syntax Stratified SmallCap ETF [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Syntax Stratified SmallCap ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Syntax Stratified SmallCap ETF [Member] | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Syntax Stratified U.S. Total Market ETF [Member] | Syntax Stratified LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Syntax Stratified U.S. Total Market ETF [Member] | Syntax Stratified MidCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Syntax Stratified U.S. Total Market ETF [Member] | Syntax Stratified SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Syntax Stratified U.S. Total Market ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Syntax Stratified U.S. Total Market Hedged ETF [Member] | S P Y Etf Put Option Dec25 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Syntax Stratified U.S. Total Market Hedged ETF [Member] | Syntax Stratified LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Syntax Stratified U.S. Total Market Hedged ETF [Member] | Syntax Stratified MidCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Syntax Stratified U.S. Total Market Hedged ETF [Member] | Syntax Stratified SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Syntax Stratified U.S. Total Market Hedged ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Syntax Stratified U.S. Total Market Hedged ETF [Member] | Purchased Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Syntax Stratified Total Market II ETF [Member] | Syntax Stratified LargeCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Syntax Stratified Total Market II ETF [Member] | Syntax Stratified MidCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Syntax Stratified Total Market II ETF [Member] | Syntax Stratified SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Syntax Stratified Total Market II ETF [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Amount shown represents less than 0.05% of net assets